Related Party Transactions - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Related Party Transaction [Line Items]
Dividends paid			287	218
Amount of power purchased			3,419	3,020
Transmission revenues			1,588	1,529
Distribution revenues from electricity supply to remote northern communities	51	53	4,903	4,484
Payment made in lieu of corporate income taxes			86	138
Annual fee to the OEFC for indemnification against adverse claims			5
Businesses transferred date			Apr. 01, 1999
Floating-Rate Notes [Member]
Related Party Transaction [Line Items]
Redemption of notes held as a long-term investment					250
Debt maturity date			Nov. 19, 2014
IESO [Member]
Related Party Transaction [Line Items]
Amount of power purchased			2,601	2,477
Transmission revenues			1,556	1,509
Distribution revenues for rural rate protection			127	127
Distribution revenues from electricity supply to remote northern communities			32	33
OPG [Member]
Related Party Transaction [Line Items]
Amount of power purchased			23	15
Revenues with respect to service level agreements			12	9
Costs related to purchase of services with respect to service level agreements			1	1
OEFC [Member]
Related Party Transaction [Line Items]
Amount of power purchased			9	8
Payment made in lieu of corporate income taxes			86	138
Amount paid by OEFC with respect to business transferred			10
OEB [Member]
Related Party Transaction [Line Items]
Costs related to purchase of services with respect to service level agreements			12	12
OPA [Member]
Related Party Transaction [Line Items]
Funding received for program costs, incentives and management fees			33	34